Commitments and contingencies (Schedule of Minimum Rental Commitments under Operating Leases) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	€ 4,857
2015	3,801
2016	3,279
2017	2,707
2018	2,423
Years thereafter	3,660
Total	€ 20,727